BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES

NOTE B — BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES

Interim Financial Statements

The accompanying condensed consolidated financial statements as of March 31, 2026, and for the three and six-months ended March 31, 2026 and 2025, are unaudited. These unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and are presented in accordance with the requirements of Regulation S-X of the Securities and Exchange Commission (the “SEC”) and with the instructions to Form 10-Q. Accordingly, they do not include all the information and footnotes required by GAAP for complete financial statements.

NOTE B — BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES, continued

Interim Financial Statements continued

In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three and six months ended March 31, 2026 are not necessarily indicative of the results that may be expected for the fiscal year ending September 30, 2026. The unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements as of and for the fiscal year ended September 30, 2025 and footnotes thereto included in the Annual Report on Form 10-K of the Company filed with the Securities and Exchange Commission (“SEC”) on December 22, 2025. The condensed consolidated balance sheet as of September 30, 2025 contained herein has been derived from the audited consolidated financial statements as of September 30, 2025 but does not include all disclosures required by GAAP.

Principles of Consolidation

The unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, APDN (B.V.I.) Inc., Applied DNA Sciences India Private Limited (which currently has no operations), Applied DNA Clinical Labs, LLC (“ADCL”) (see Discontinued Operations below), Spindle Biotech, Inc., Applied DNA Sciences Europe Limited (which currently has no operations) and its majority-owned subsidiary, LineaRx, Inc. (“LRx”). Significant inter-company transactions and balances have been eliminated in consolidation.

On October 19, 2025, the Company formed Build & Build, LLC, a Delaware limited liability company and a 100% owned subsidiary of the Company (“Build & Build”), in connection with the Company’s BNB Strategy. Pursuant to its BNB Strategy, Build & Build is used to house certain of the cryptocurrency assets of the Company.

On November 26, 2025, the Company formed BNBX Ltd., a British Virgin Islands business company and a 100% owned subsidiary of the Company. Pursuant to the Company’s BNB Strategy, BNBX Ltd. is used to house certain of the Company’s cryptocurrency assets.

Liquidity and Management’s Plan

The Company has recurring net losses, which have resulted in an accumulated deficit of $404,451,992 as of March 31, 2026. The Company incurred a net loss of $25,271,341 and incurred negative operating cash flow of $7,594,751 for the six months ended March 31, 2026.

The Company’s current capital resources include cash and cash equivalents, cryptocurrency assets and investments. Historically, the Company has financed its operations principally from the sale of equity and equity-linked securities.

As discussed in Note G, during October 2025, the Company closed the Private Placement of its common stock and/or pre-funded warrants, Series E-1 Warrants, and Series E-2 Warrants. Upon the closing of the Private Placement, the Company received $24.9 million in net proceeds after deducting placement agent fees and offering costs (consisting of  $7.6 million in cash, net of offering costs, $5.9 million in USDC and $11.4 million in OBNB Trust Units). During the six months ended March 31, 2026, the Company received proceeds from warrants exercised of approximately $732 thousand and $31 thousand from sales of common stock on the ATM (as defined in Note G). Also, subsequent to March 31, 2026, the Company received net proceeds of approximately $854 thousand from sales of common stock on the ATM.

The Company estimates that it will have sufficient cash and cash equivalents, as well as liquid cryptocurrency to fund operations for the next twelve months from the date of filing these financial statements. Our DAT is considered a longer-term investment and we do not believe we will need to sell our DAT within the next twelve months to meet our working capital requirements, although we may from time to time sell or engage in other transactions with respect to our digital asset treasury as part of our treasury management operations.

Discontinued Operations

The condensed consolidated financial statements separately report discontinued operations and the results of continuing operations (see Note K). All footnotes exclude discontinued operations unless otherwise noted.

NOTE B — BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES, continued

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Management bases its estimates on historical experience and on various assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. The most significant estimates include revenue recognition, recoverability of long-lived assets, including the values assigned to intangible assets, contingencies, and management’s anticipated liquidity. Management reviews its estimates on a regular basis and the effects of any material revisions are reflected in the condensed consolidated financial statements in the period they are deemed necessary. Accordingly, actual results could differ from those estimates.

Revenue Recognition

The Company follows Financial Accounting Standards Board (“FASB”) Accounting Standards Codifications (“ASC”), Revenue Recognition (“ASC 606” or “Topic 606”).

The Company measures revenue at the amounts that reflect the consideration to which it is expected to be entitled in exchange for transferring control of goods and services to customers. The Company recognizes revenue either at the point in time or over the period of time that performance obligations to customers are satisfied. The Company’s contracts with customers may include multiple performance obligations (e.g., DNA products, maintenance, authentication services, research and development services, etc.). For such arrangements, the Company allocates revenues to each performance obligation based on their relative standalone selling price.

Due to the short-term nature of the Company’s current contracts with customers, it has elected to apply the practical expedients under Topic 606 to: (1) expense as incurred, incremental costs of obtaining a contract and (2) not adjust the consideration for the effects of a significant financing component for contracts with an original expected duration of one year or less.

Product Revenues

The Company’s DNA product revenues are accounted for/recognized in accordance with contracts with customers. The Company recognizes revenue upon satisfying its promises to transfer goods or services to customers under the terms of its contracts. These performance obligations are satisfied at the point in time the Company transfers control of the goods to the customer, which in nearly all cases is when title to and risk of loss of the goods transfer to the customer. The timing of transfer of title and risk of loss is dictated by customary or explicitly stated contract terms. The Company invoices customers upon shipment, and its collection terms range, on average, from 30 to 60 days.

Authentication Services

The Company recognizes revenue for authentication services upon satisfying its promises to provide services to customers under the terms of its contracts. These performance obligations are satisfied at the point in time the Company services are complete, which in nearly all cases is when the authentication report is released to the customer.

Research and Development Services

The Company’s revenues from its research and development contracts are accounted for/recognized when the performance obligations per the contract are satisfied. These performance obligations are satisfied at the point in time, either when the Company’s services are complete, or when the Company transfers control of the goods to the customer, which in nearly all cases is when title to and risk of loss of the goods transfer to the customer, or when a report is released to a customer. The timing of transfer of title and risk of loss is dictated by customary or explicitly stated contract terms. The Company invoices customers upon shipment, or completion of the services and its collection terms range, on average, from 30 to 60 days.

NOTE B — BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES, continued

Revenue Recognition continued

Disaggregation of Revenue

The following table presents revenues disaggregated by our business operations and timing of revenue recognition:

	Three Months Ended:
	March 31,	March 31,
	2026	2025
Research and development services (point-in-time)	$2,363	$133,547
Product and authentication services (point-in-time):
Asset Marking	—	5,384
Supply chain	48,446	290,229
Large Scale DNA Production	973,302	333,662
Total	$1,024,111	$762,822

The following table presents revenues disaggregated by our business operations and timing of revenue recognition:

	Six Month Period Ended:
	March 31,	March 31,
	2026	2025
Research and development services (point-in-time)	$3,598	$280,989
Product and authentication services (point-in-time):
Supply chain	162,027	1,013,078
Large Scale DNA Production	1,423,880	333,662
Asset marking	—	5,384
Total	$1,589,505	$1,633,113

Contract balances

As of March 31, 2026, the Company has entered into contracts with customers for which revenue has not yet been recognized. Consideration received from a customer prior to revenue recognition is recorded to a contract liability and is recognized as revenue when the Company satisfies the related performance obligations under the terms of the contract. The deferred revenue as of March 31, 2026 consists of authentication services under a contract where consideration has been received and the services have not been fully performed. The Company’s contract liabilities, which are reported as deferred revenue on the condensed consolidated balance sheet as of March 31, 2025, consisted almost entirely of research and development contracts where consideration has been received and the development services had not yet been performed, as well as authentication services under contracts where consideration had been received and the services had not been fully performed.

The opening and closing balances of the Company’s contract liability balances are as follows:

		October 1,	March 31,	$
	Balance sheet classification	2025	2026	change
Contract liabilities	Deferred revenue	$12,285	$3,772	$8,513

		October 1,	September 30,	$
	Balance sheet classification	2024	2025	change
Contract liabilities	Deferred revenue	$252,785	$12,285	$240,500

For the three and six months ended March 31, 2026, the Company recognized $0 and $12,285 of revenue that was included in Contract liabilities as of October 1, 2025.

NOTE B — BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES, continued

Revenue Recognition continued

The opening and closing balances of the Company’s contract asset balances are as follows:

		October 1,	March 31,	$
	Balance sheet classification	2025	2026	change
Contract assets	Accounts receivable	$237,400	$303,265	$65,865

		October 1,	September 30,	$
	Balance sheet classification	2024	2025	change
Contract assets	Accounts receivable	$328,252	$237,400	$(90,852)

Cash, Cash Equivalents, and Restricted Cash

For the purpose of the accompanying condensed consolidated financial statements, all highly liquid investments with a maturity of three months or less from when purchased are considered to be cash equivalents. The following table provides a reconciliation of cash, cash equivalents and restricted cash to amounts shown in the statement of cash flows.

	March 31,	September 30,
	2026	2025
Cash and cash equivalents	$949,091	$1,667,800
Restricted cash	—	750,000
Total cash, cash equivalents and restricted cash	$949,091	$2,417,800

Inventories

Inventories, which consist primarily of raw materials, work in progress and finished goods, are stated at the lower of cost or net realizable value, with cost determined by using the first-in, first-out (FIFO) method.

Net Loss Per Share

The Company presents net loss per share utilizing a dual presentation of basic and diluted loss per share. Basic loss per share includes no dilution and has been calculated based upon the weighted average number of common shares outstanding during the period. Dilutive common stock equivalents consist of shares issuable upon the exercise of the Company’s stock options, restricted stock units and warrants.

As disclosed in Note G below, as part of the Private Placement Offering, the Company issued pre-funded warrants to purchase shares of common stock at an exercise price of $0.0001 per share. These warrants are exercisable and have no expiration date.  As the exercise price is negligible and the warrants are exercisable for little or no cash consideration, the shares underlying the pre-funded warrants are considered outstanding and are included in the weighted-average number of shares used to calculate basic and diluted net loss per share for the three and six months ended March 31, 2026.

The following table presents the calculation of weighted-average shares used in computing basic and diluted net loss per share for the indicated periods ended March 31, 2026:

	March 31, 2026
	Three-months	Six-months
Weighted average common shares outstanding	5,322,528	4,803,859
Add: Weighted average pre-funded warrants	4,413,103	4,066,498
Weighted average shares used in computing basic and diluted net loss per share	9,735,631	8,870,357

NOTE B — BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES, continued

Net Loss Per Share continued

Securities that could potentially dilute basic net loss per share in the future that were not included in the computation of diluted net loss per share because to do so would have been anti-dilutive for the three and six-months ended March 31, 2026 and 2025 are as follows:

	March 31,
	2026	2025
Warrants	18,063,333	852,031
Stock options	724,227	142
Total	18,787,560	852,173

Digital Assets

In December 2023, the FASB issued ASU 2023-08, Digital Assets, which provides guidance on the recognition, measurement, presentation, and disclosure of digital assets through the creation of ASC 350-60 – Intangibles – Goodwill and Other – Crypto Assets. ASU 2023-08 became effective for all entities for fiscal years beginning after December 15, 2024.  The Company accounts for its digital assets, including BNB tokens, in accordance with ASC 350 – Intangibles – Goodwill and Other. The Company has determined its digital assets meet the scoping criteria of ASC 350-60, which requires eligible crypto assets to be measured at fair value, with changes in fair value recognized in net income. Fair value is determined in accordance with ASC 820 – Fair Value Measurement, using quoted prices in active markets. The Company has designated a principal market based on the market that the Company has access to and has the greatest volume and level of activity of BNB for determining the fair value of BNB tokens.

The Company deposits certain digital assets with third-party exchanges to facilitate trading activities. Assets held on these exchanges are maintained in accounts under the Company’s exclusive control. The Company also transfers certain BNB tokens to third-party custodians in connection with written call option arrangements.  Under these arrangements, legal title to the transferred tokens passes to the custodian, who retains rehypothecation rights over the tokens.  As the Company does not retain control over these transferred tokens, such tokens are derecognized from the Company’s digital assets balance upon transfer.  The Company records a receivable representing its contractual right to receive equivalent BNB tokens upon expiration of the underlying call option.  The receivable is measured at the fair value of the underlying BNB tokens at each reporting date, with changes in fair value recognized in net loss consistent with the Company’s digital asset fair value policy.

The activity from remeasurement of digital assets at fair value is reflected in the condensed consolidated statements of operations within loss from change in fair value of digital assets. Remeasurement of the BNB receivable from custodians is similarly reflected within loss from change in fair value of digital assets as an unrealized gain/loss.  Realized gains and losses from the derecognition of digital assets, including transfers to custodians that meet the criteria for derecognition, are included in the realized loss from change in fair value of digital assets (see Note D). Although the Company has not disposed of any digital assets during the reporting period, other than transfers to custodians in connection with written call option arrangements, as described above, in the event there are disposals in the future, the Company will use the specific identification method to calculate the realized gains/losses on digital assets.

Sales and purchases of digital assets are reflected as cash flows from investing activities in the condensed consolidated statements of cash flows.

The digital asset receivable balance is evaluated for credit losses in accordance with ASC 326, Financial Instruments – Credit Losses.  The allowance for credit losses on digital asset receivables under the current expected credit loss (“CECL”) model is determined by utilizing the probability of default (“PD”) loss given default (“LGD”) approach.  At March 31, 2026, the Company did not record an allowance for credit losses as it was deemed insignificant to the financial statements as a whole.

Investment in Digital Asset Trust

The Company currently holds units of OBNB Osprey BNB Chain Trust (the “OBNB Trust Units”), as detailed more in Note G.  The OBNB Trust Units are publicly traded and have readily determinable fair value as defined in ASC 321-10-20.  Accordingly, the Company measures the OBNB Trust Units at fair value with changes in fair value recognized in earning in the period of change.

NOTE B — BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES, continued

Derivative Instruments

The Company uses derivative instruments, including call option contracts to manage exposure to price fluctuations and to generate yield on its digital asset holdings.  All of the Company’s call option contracts are for 4 weeks or less and are considered short-term.  The Company accounts for these call option contracts in accordance with ASC 815.  The derivatives are recognized on the condensed consolidated balance sheet at fair value.  The Company recognized $21,573 for the three and six months ended March 31, 2026 as a realized gain on its covered call option contracts.

Concentrations

Financial instruments and related items, which potentially subject the Company to concentrations of credit risk, consist primarily of cash, cash equivalents and trade receivables. The Company places its cash and cash equivalents with high credit quality institutions. At times, such investments may be in excess of the FDIC insurance limit. As of March 31, 2026, the Company had cash and cash equivalents of $323,629 in excess of the FDIC insurance limit.

The Company’s revenues earned from sale of products and services for the three months ended March 31, 2026 was 86% from one customer within the Therapeutic DNA Production Services segment. The Company’s revenue earned from the sale of products and services for the six months ended March 31, 2026 was 80%, from one customer within the Therapeutic DNA Production Services segment.

The Company’s revenues earned from sales of products and services for the three months ended March 31, 2025 included an aggregate of 44% and 11% from two customers within the Therapeutic DNA Production Services segment. The Company’s revenue earned from the sale of products and services for the six months ended March 31, 2025 was 27% and 12% from two customers within the DNA Tagging and Security Products and Services segment and 20% from one customer in the Therapeutic DNA Production Services segments.

Two customers accounted for 85% of the Company’s accounts receivable at March 31, 2026 and three customers accounted for 99% of the Company’s accounts receivable at September 30, 2025.

Offering Costs

The Company complies with the requirements of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A - “Expenses of Offering”. Offering costs consist principally of professional and underwriting fees incurred. Accordingly, in relation to the ATM (See Note G), offering costs in the aggregate of  $333,178 were incurred, and were recorded to deferred offering costs on the condensed consolidated balance sheet as of March 31, 2026.

Segment Reporting

Historically, the Company operated in three reportable segments: (1) Therapeutic DNA Production Services; (2) MDx Testing Services; and (3) DNA Tagging and Security Products and Services. As a result of the strategic restructuring during the fiscal year ended September 30, 2025, regarding the closure of its clinical laboratory, effective June 27, 2025, the Company’s MDx Testing Services segment is being reported in discontinued operations. Also, as a result of launching the Company’s DAT strategy in October 2025, the Company has added a new reportable segment; Digital Asset Treasury. Resources are allocated by the Company’s Chief Executive Officer (“CEO”) and Chief Financial Officer (“CFO”) whom, collectively, the Company has determined to be its Chief Operating Decision Maker (“CODM”). The following is a brief description of the Company’s reportable segments.

Digital Asset Treasury — Segment operations consist of  managing the Company’s digital assets and implementing its DAT strategy.

Therapeutic DNA Production Services — Segment operations consist of the Company’s nucleic-acid production solutions for the biopharmaceutical and diagnostics industries including LineaDNA, LineaRNAP and LineaIVT.

NOTE B — BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES, continued

Segment Reporting continued

DNA Tagging and Security Products and Services — Segment operations consist of the manufacture and detection of DNA for industrial supply chains and security services. As discussed above, on February 13, 2025, the Company announced it was exiting its DNA Tagging and Security Products and Services business segment. The Company continues to strategically exit contracts relating to this segment and currently plans to continue to service certain of its existing DNA Tagging and Security Products and Services customer contracts.

The Company evaluates the performance of its segments and allocates resources to them based on revenues and operating income (losses). Operating income (loss) includes intersegment revenues, as well as a charge allocating all corporate headquarters costs. Since each vertical has shared employee resources, payroll and certain other general expenses such as rent, and utilities were allocated based on an estimate by management of the percentage of employee time spent in each vertical. Segment assets are not reported to, or used by, the CODM to allocate resources to, or assess performance of, the segments and therefore, total segment assets have not been disclosed.

Fair Value of Financial Instruments

The valuation techniques utilized are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect internal market assumptions. These two types of inputs create the following fair value hierarchy:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related asset or liabilities.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of assets or liabilities.

The Company utilizes observable market inputs (quoted market prices) when measuring fair value whenever possible.

The Company’s BNB are held by its wholly-owned subsidiaries; Build & Build, LLC and BNBX, Ltd. The Company has designated a principal market for BNB based on the market that it has access to and has the greatest volume and level of orderly transactions for BNB. The Company reassesses its principal market when facts and circumstances change, including but not limited to when new markets become accessible, or the volume/activity in the current principal market declines. Because BNB trades continuously across global markets, the Company applies a consistent valuation cut-off at midnight UTC on the reporting date to determine fair value.

The Company’s digital assets are measured at fair value on a recurring basis using quoted prices in its principal market (Level 1 inputs) as of the reporting date.

The Company’s OBNB Trust Units are measured at fair value on a recurring basis using quoted prices in its principal market (Level 1 inputs) as of the reporting date.

The Company’s call option contracts are measured at fair value on a recurring basis using industry-standard models (Black-Scholes) with observable market inputs such as spot prices and implied volatility (Level 2 inputs).

For fair value measurements categorized within Level 3 of the fair value hierarchy, the Company’s accounting and finance department, which reports to the CFO, determine its valuation policies and procedures.

As of March 31, 2026, there were no transfers between Levels 1, 2 and 3 of the fair value hierarchy.

NOTE B — BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES, continued

Recent Accounting Standards

In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity. This standard clarifies the guidance in determining the acquirer in an acquisition transaction effected primarily by exchanging equity interests when the legal acquiree is a VIE that meets the definition of a business. The amendments require that an entity consider the same factors that are currently required for determining which entity is the accounting acquirer in other acquisition transactions. This guidance is effective for fiscal years beginning after December 15, 2026, and therefore will be effective beginning with the Company’s financial statements issued for the fiscal year ending September 30, 2028, with early adoption permitted. The amendments are required to be applied prospectively to any acquisition transaction that occurs after the initial application date. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements and disclosures.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, that enhances the transparency of income tax disclosures by expanding annual disclosure requirements related to the rate reconciliation and income taxes paid. The guidance is effective for fiscal years beginning after December 15, 2024, with early adoption permitted, and should be applied prospectively with the option of retrospective application. The Company adopted this ASU as of October 1, 2025. The adoption of this ASU did not have a significant impact on its disclosures.

NOTE C – BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, APDN (B.V.I.) Inc., Applied DNA Sciences India Private Limited (which currently has no operations), ADCL (see Discontinued Operations below), Spindle Biotech, Inc., Applied DNA Sciences Europe Limited (which currently has no operations) and its majority-owned subsidiary, LineaRx. Significant inter-company transactions and balances have been eliminated in consolidation.

On October 19, 2025, the Company formed Build & Build, LLC, a Delaware limited liability company and a 100% owned subsidiary of the Company (“Build & Build”), in connection with our BNB Strategy. Pursuant to our BNB Strategy, Build & Build will be used to house the cryptocurrency assets of the Company.

On November 26, 2025, the Company formed BNBX Ltd., a British Virgin Islands business company and a 100% owned subsidiary of the Company. Pursuant to our BNB Strategy, BNBX Ltd. will be used to house certain of the Company’s cryptocurrency assets.

Discontinued Operations

The consolidated financial statements separately report discontinued operations and the results of continuing operations (see Note M). All footnotes exclude discontinued operations unless otherwise noted.

NOTE C – BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES, continued

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Management bases its estimates on historical experience and on various assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. The most significant estimates include revenue recognition, recoverability of long-lived assets, including the values assigned to intangible assets, fair value calculations for warrants, contingencies, and management’s anticipated liquidity. Management reviews its estimates on a regular basis and the effects of any material revisions are reflected in the consolidated financial statements in the period they are deemed necessary. Accordingly, actual results could differ from those estimates.

Revenue Recognition

The Company follows FASB ASC, Revenue Recognition (“ASC 606” or “Topic 606”).

The Company measures revenue at the amounts that reflect the consideration to which it is expected to be entitled in exchange for transferring control of goods and services to customers. The Company recognizes revenue either at the point in time or over the period of time that performance obligations to customers are satisfied. The Company’s contracts with customers may include multiple performance obligations (e.g. DNA products, maintenance, authentication services, research and development services, etc.). For such arrangements, the Company allocates revenues to each performance obligation based on their relative standalone selling price.

Due to the short-term nature of the Company’s current contracts with customers, it has elected to apply the practical expedients under Topic 606 to: (1) expense as incurred, incremental costs of obtaining a contract and (2) not adjust the consideration for the effects of a significant financing component for contracts with an original expected duration of one year or less.

Product Revenues

The Company’s DNA product revenues are accounted for/recognized in accordance with contracts with customers. The Company recognizes revenue upon satisfying its promises to transfer goods or services to customers under the terms of its contracts. These performance obligations are satisfied at the point in time the Company transfers control of the goods to the customer, which in nearly all cases is when title to and risk of loss of the goods transfer to the customer. The timing of transfer of title and risk of loss is dictated by customary or explicitly stated contract terms. The Company invoices customers upon shipment, and its collection terms range, on average, from 30 to 60 days.

Authentication Services

The Company recognizes revenue for authentication services upon satisfying its promises to provide services to customers under the terms of its contracts. These performance obligations are satisfied at the point in time the Company services are complete, which in nearly all cases is when the authentication report is released to the customer.

Research and Development Services

The Company’s revenue from its research and development contracts are accounted for/recognized when the performance obligations per the contract are satisfied. These performance obligations are satisfied at the point in time, either when the Company’s services are complete, or when the Company transfers control of the goods to the customer, which in nearly all cases is when title to and risk of loss of the goods transfer to the customer, or when a report is released to a customer. The timing of transfer of title and risk of loss is dictated by customary or explicitly stated contract terms. The Company invoices customers upon shipment, or completion of the services and its collection terms range, on average, from 30 to 60 days.

NOTE C – BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES, continued

Disaggregation of Revenue

The following table presents revenues disaggregated by our business operations and timing of revenue recognition:

	Fiscal Years Ended:
	September 30,
	2025	2024
Research and development services (point-in-time)	$375,759	$311,238
Product and authentication services (point-in-time):
Supply chain	1,148,816	1,208,696
Large Scale DNA Production	612,360	584,115
Asset marking	—	9,441
Total	$2,136,935	$2,113,490

Contract balances

As of September 30, 2025, the Company has entered into contracts with customers for which revenue has not yet been recognized. Consideration received from a customer prior to revenue recognition is recorded to a contract liability and is recognized as revenue when the Company satisfies the related performance obligations under the terms of the contract. The deferred revenue balance as of September 30, 2025 consists of authentication services under a contract where consideration has been received and the services have not yet been fully performed. The Company’s contract liabilities, which are reported as deferred revenue on the consolidated balance sheet as of September 30, 2024, consisted almost entirely of research and development contracts where consideration has been received and the development services have not yet been fully performed.

The opening and closing balances of the Company’s contract balances are as follows:

		October 1,	September 30,	$
	Balance sheet classification	2024	2025	change
Contract liabilities	Deferred revenue	$252,785	$12,285	$240,500

		October 1,	September 30,	$
	Balance sheet classification	2023	2024	change
Contract liabilities	Deferred revenue	$270,435	$252,785	$17,650

For the fiscal year ended September 30, 2025, the Company recognized $9,600 of revenue that was included in contract liabilities as of October 1, 2024.

For the fiscal year ended September 30, 2024, the Company recognized $40,035 of revenue that was included in contract liabilities as of October 1, 2023.

The opening and closing balances of the Company’s contract asset balances are as follows:

		October 1,	September 30,	$
	Balance sheet classification	2024	2025	change
Contract assets	Accounts receivables	$328,252	$237,400	$(90,852)

		October 1,	September 30,	$
	Balance sheet classification	2023	2024	change
Contract assets	Accounts receivables	$212,966	$328,252	$115,286

NOTE C – BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES, continued

Cash, Cash Equivalents, and Restricted Cash

For the purpose of the accompanying consolidated financial statements, all highly liquid investments with a maturity of three months or less from when purchased are considered to be cash equivalents. The following table provides a reconciliation of cash, cash equivalents and restricted cash to amounts shown in the statement of cash flows.

	September 30,	September 30,
	2025	2024
Cash and cash equivalents	$1,667,800	$5,852,363
Restricted cash	750,000	750,000
Total cash, cash equivalents and restricted cash	$2,417,800	$6,602,363

Accounts Receivable

The Company provides an allowance for credit losses equal to the estimated uncollectible amounts. The Company’s estimate is based on historical collection experience and a review of the current status of trade accounts receivable. It is reasonably possible that the Company’s estimate of the allowance for credit losses may change.

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The Company classifies receivable amounts as current or long-term based on expected payment and records long-term accounts receivable when the collection period is expected to be greater than one year.

At September 30, 2025 and 2024, the Company had an allowance for credit losses of $0 and $75,000, respectively. The Company writes-off receivables that are deemed uncollectible.

Inventories

Inventories, which consist primarily of raw materials, work in progress and finished goods are stated at the lower of cost or net realizable value, with cost determined by using the first-in, first-out (FIFO) method.

Income Taxes

The Company accounts for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”) which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statement or tax returns. Under this method, deferred tax liabilities and assets are determined based on the difference between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Temporary differences between taxable income reported for financial reporting purposes and income tax purposes include, but not limited to, accounting for intangibles, equity-based compensation and depreciation and amortization. The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance when it is more likely than not that some portion or all of the deferred tax asset will not be realized. During the fiscal years ended September 30, 2025 and 2024, the Company incurred losses from operations. Based upon these results and the trends in the Company’s performance projected for fiscal year 2026, it is more likely than not that the Company will not realize any benefit from the deferred tax assets recorded by the Company in previous periods. Management makes judgments as to the interpretation of tax laws that might be challenged upon an audit and cause changes to previous estimates of tax liability. In management’s opinion, adequate provisions for income taxes have been made for all years. If actual taxable income by tax jurisdiction varies from estimates, additional allowances or reversals of reserves may be necessary. The Company has identified its federal tax return and its state tax return in New York as “major” tax jurisdictions. Based on the Company’s evaluation, it has been concluded that there are no significant uncertain tax positions requiring recognition in the Company’s consolidated financial statements.

The Company believes that its income tax positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material change to its financial position. It is the Company’s policy to accrue interest and penalties on unrecognized tax benefits as components of income tax provision. The Company did not have any accrued interest or penalties as of September 30, 2025 and 2024. Tax years 2020 through 2023 remain subject to future examination by the applicable taxing authorities.

NOTE C – BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES, continued

Property and Equipment

Property and equipment are stated at cost and depreciated using the straight line method over their estimated useful lives. The estimated useful life for computer equipment, lab equipment and furniture is 3 years, and leasehold improvements are amortized over the shorter of their useful life or the remaining lease terms. Property and equipment consist of:

	September 30,
	2025	2024
Lab equipment	$3,406,789	$3,256,708
Leasehold improvements	124,825	124,825
Total	3,531,614	3,381,533
Accumulated depreciation	3,288,894	2,922,638
Property and equipment, net	$242,720	$458,895

As of September 30, 2025 and 2024, there was $0 and $167,342, respectively of construction in progress that was included in lab equipment. Depreciation expense for the fiscal years ended September 30, 2025 and 2024 were $384,165 and $432,595, respectively.

Impairment of Long-Lived Assets

The Company evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Events relating to recoverability may include significant unfavorable changes in business conditions, recurring losses, or a forecasted inability to achieve break-even operating results over an extended period. The Company evaluates the recoverability of long-lived assets based upon forecasted undiscounted cash flows. Should impairment in value be indicated, the carrying value of long-lived assets will be adjusted, based on estimates of future discounted cash flows resulting from the use and ultimate disposition of the asset. The acquired technology from the Spindle Asset Purchase (see Note E) has been classified as In Process Research and Development (“IPR&D”). Intangible assets related to IPR&D are considered to be indefinite-lived until the abandonment or completion of the associated research and development efforts. Indefinite-lived intangible assets are not amortized and, instead are tested for impairment annually or more frequently if events or changes in circumstances indicate that it is more likely than not that the assets are impaired. The Company qualitatively and quantitatively determines whether, more likely than not, the fair value exceeds the carrying amount of a reporting unit. There are numerous assumptions and estimates underlying the quantitative assessments including future earnings, long-term strategies, and the Company’s annual planning and forecasts. If these planned initiatives do not accomplish the targeted objectives, the assumptions and estimates underlying the quantitative assessments could be adversely affected and have a material effect upon the Company’s financial condition and results of operations. As of September 30, 2025, the Company determined the intangible assets related to the Spindle acquisition were impaired, see Note E for further details.

Net Loss per Share

The Company presents loss per share utilizing a dual presentation of basic and diluted loss per share. Basic loss per share includes no dilution and has been calculated based upon the weighted average number of common shares outstanding during the period. Dilutive common stock equivalents consist of shares issuable upon the exercise of the Company’s stock options, restricted stock units and warrants.

Securities that could potentially dilute basic net loss per share in the future that were not included in the computation of diluted net loss per share because to do so would have been antidilutive for the fiscal years ended September 30, 2025 and 2024 are as follows:

	2025	2024
Warrants	3,121,203	26,332
Options	291	437
	3,121,494	26,769

NOTE C – BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES, continued

Stock-Based Compensation

The Company accounts for stock-based compensation for employees, directors, and nonemployees in accordance with ASC 718, Compensation (“ASC 718”). ASC 718 requires all share-based payments, including grants of employee stock options, to be recognized in the statement of operations based on their fair values. Under the provisions of ASC 718, stock-based compensation costs are measured at the grant date, based on the fair value of the award, and are recognized as expense over the requisite service period (generally the vesting period of the equity grant). The fair value of the Company’s common stock options is estimated using the Black Scholes option-pricing model with the following assumptions: expected volatility, dividend rate, risk free interest rate and the expected life. The Company expenses stock-based compensation by using the straight-line method. In accordance with ASC 740, excess tax benefits realized from the exercise of stock-based awards are classified as cash flows from operating activities. All excess tax benefits and tax deficiencies (including tax benefits of dividends on share-based payment awards) are recognized as income tax expense or benefit in the consolidated statements of operations.

Warrant Liabilities

The Company evaluates its warrants in accordance with ASC 480 “Distinguishing Liabilities from Equity” and ASC 815-40, “Derivatives and Hedging — Contracts in Entity’s Own Equity” and concluded that due to the terms of certain of its warrant agreements, the instruments do not qualify for equity treatment. As such, the Common Warrants, Series A Warrants and Private Common Warrants were recorded as a liability on the consolidated balance sheet and measured at fair value at inception and at each reporting date in accordance with ASC 820, “Fair Value Measurement”, with changes in fair value recognized in the consolidated statement of operations in the period of change.

Concentrations

Financial instruments and related items, which potentially subject the Company to concentrations of credit risk, consist primarily of cash, cash equivalents, restricted cash and trade receivables. The Company places its cash and cash equivalents with high credit quality institutions. At times, such investments may be in excess of the FDIC insurance limit. As of September 30, 2025, the Company had cash and cash equivalents of approximately $1.9 million in excess of the FDIC insurance limit.

The Company’s revenues earned from the sale of products and services for the fiscal year ended September 30, 2025 included an aggregate of 20% and 10%, from two customers within the DNA Tagging and Security Products segment, and 29% from one customer within the Therapeutic DNA Production segment, respectively.

The Company’s revenues earned from the sale of products and services for the fiscal year ended September 30, 2024 included an aggregate of 28%, from one customer within the Therapeutic DNA Production Services segment.

At September 30, 2025, three customers accounted for 99% of the Company’s accounts receivable. At September 30, 2024, three customers accounted for 75% of the Company’s accounts receivable.

Research and Development

The Company accounts for research and development costs in accordance with the ASC 730, Research and Development (“ASC 730”). Under ASC 730, all research and development costs must be charged to expense as incurred. Accordingly, internal research and development costs are expensed as incurred. Third-party research and development costs are expensed when the contracted work has been performed. Company-sponsored research and development costs related to both present and future products are expensed in the period incurred. During the fiscal years ended September 30, 2025 and 2024, the Company incurred research and development expenses of $3,317,937 (excluding impairment charges of $2,698,975) and $3,593,750, respectively).

Advertising

The Company follows the policy of charging the costs of advertising to expense as incurred. The Company charged to operations $108,827 and $124,036, as advertising costs for the fiscal years ended September 30, 2025 and 2024, respectively.

NOTE C – BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES, continued

Offering Costs

The Company complies with the requirements of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A - “Expenses of Offering”. Offering costs consist principally of professional and underwriting fees incurred. Accordingly, in relation to the Private Placement (See Note N), offering costs in the aggregate of $1,010,069 were incurred, and were recorded to deferred offering costs on the consolidated balance sheet, as the transaction did not close until subsequent to the fiscal year ended September 30, 2025.

Segment Reporting

Historically, the Company operated in three reportable segments: (1) Therapeutic DNA Production Services; (2) MDx Testing Services; and (3) DNA Tagging and Security Products and Services. As a result of the strategic restructuring detailed above, regarding the closure of its clinical laboratory, effective June 27, 2025, the Company’s MDx Testing Services segment is being reported in discontinued operations. Resources are allocated by the Company’s Chief Executive Officer (“CEO”) and Chief Financial Officer (“CFO”) whom, collectively, the Company has determined to be our Chief Operating Decision Maker (“CODM”). The following is a brief description of our reportable segments.

Therapeutic DNA Production Services — Segment operations consist of the Company’s nucleic-acid production solutions for the biopharmaceutical and diagnostics industries including LineaDNA, LineaRNAP and LineaIVT.

DNA Tagging and Security Products and Services— Segment operations consist of the manufacture and detection of DNA for industrial supply chains and security services. As discussed above, on February 13, 2025, the Company announced it was exiting its DNA Tagging and Security Products and Services business segment. The Company continues to strategically exit contracts relating to this segment and currently plans to continue to service certain of its existing DNA Tagging and Security Products and Services customer contracts.

The Company evaluates the performance of its segments and allocates resources to them based on revenues and operating income (losses). Operating income (loss) includes intersegment revenues, as well as a charge allocating all corporate headquarters costs. Since each vertical has shared employee resources, payroll and certain other general expenses such as rent, and utilities were allocated based on an estimate by management of the percentage of employee time spent in each vertical. Segment assets are not reported to, or used by, the CODM to allocate resources to, or assess performance of, the segments and therefore, total segment assets have not been disclosed.

Fair Value of Financial Instruments

The valuation techniques utilized are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect internal market assumptions. These two types of inputs create the following fair value hierarchy:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related asset or liabilities.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of assets or liabilities.

NOTE C – BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES, continued

The Company utilizes observable market inputs (quoted market prices) when measuring fair value whenever possible.

For fair value measurements categorized within Level 3 of the fair value hierarchy, the Company’s accounting and finance department, which reports to the Chief Financial Officer, determine its valuation policies and procedures. The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of the Company’s accounting and finance department and are approved by the Chief Financial Officer.

As of September 30, 2025, there were no transfers between Levels 1, 2 and 3 of the fair value hierarchy.

Recent Accounting Standards

In December 2023, the FASB issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, that enhances the transparency of income tax disclosures by expanding annual disclosure requirements related to the rate reconciliation and income taxes paid. The guidance is effective for fiscal years beginning after December 15, 2024, with early adoption permitted, and should be applied prospectively with the option of retrospective application. The Company is currently evaluating the impact of adopting this ASU on its disclosures.

In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosure.” The ASU updates reportable segment disclosure requirements, primarily through requiring enhanced disclosures about significant segment expenses and information used to assess segment performance. These disclosures are required quarterly. The ASU was effective for fiscal years beginning after December 15, 2023 and interim periods beginning after December 15, 2024, with early adoption permitted. It is required to be adopted retrospectively for all prior periods presented in the financial statements The Company has updated its segment disclosures to include details of its operating expenses line items as part of adopting this ASU.

In August 2020, the FASB issued ASU No. 2020-06, “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging— Contracts in Entity’s Own Equity (Subtopic 815-40).” The objective of this update is to simplify the accounting for convertible preferred stock by removing the existing guidance in ASC 470-20, “Debt: Debt with Conversion and Other Options,” that requires entities to account for beneficial conversion features and cash conversion features in equity, separately from the host convertible debt or preferred stock. The guidance in ASC 470-20 applies to convertible instruments for which the embedded conversion features are not required to be bifurcated from the host contract and accounted for as derivatives. In addition, the amendments revise the scope exception from derivative accounting in ASC 815-40 for freestanding financial instruments and embedded features that are both indexed to the issuer’s own stock and classified in stockholders’ equity, by removing certain criteria required for equity classification. These amendments are expected to result in more freestanding financial instruments qualifying for equity classification (and, therefore, not accounted for as derivatives), as well as fewer embedded features requiring separate accounting from the host contract. This amendment also further revises the guidance in ASU 260, “Earnings per Share,” to require entities to calculate diluted earnings per share (EPS) for convertible instruments by using the if-converted method. In addition, entities must presume share settlement for purposes of calculating diluted EPS when an instrument may be settled in cash or shares. The amendments in ASU 2020-06 are effective for fiscal years beginning after December 15, 2023, with early adoption permitted. The adoption of ASU 2020-06 did not have a significant impact on its consolidated financial statements.